Derivatives (Summary Of Impact Of Effective And Ineffective Portions Of Cash Flow Hedges And Gain (Loss) Recognized) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	$ (31.6)	$ 11.1	$ 11.3
Effective Portion, Gain (Loss) Reclassified to Operations	(0.5)	(2.3)	23.1
Discontinued Operations [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) Reclassified to Operations	11.3	3.4	4.4
Other Non-Operating [Member] | Net Investment Hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	(24.0)	0.6
Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	(0.7)	(0.4)	(3.4)
Effective Portion, Gain (Loss) Reclassified to Operations	(1.3)	(1.9)	(1.9)
Commodity Swaps [Member] | Cost of Goods Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	6.2	4.5	(7.2)
Effective Portion, Gain (Loss) Reclassified to Operations	0.7	(1.4)	(0.5)
Commodity Swaps [Member] | Cost of Goods Sold [Member] | Discontinued Operations [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) Reclassified to Operations	4.7	(2.3)	(0.2)
Foreign Exchange Contracts [Member] | Cost of Goods Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	(13.5)	6.8	21.8
Effective Portion, Gain (Loss) Reclassified to Operations	0.1	1.2	25.4
Foreign Exchange Contracts [Member] | Cost of Goods Sold [Member] | Discontinued Operations [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) Reclassified to Operations	6.6	5.7	4.6
Foreign Exchange Contracts [Member] | Net Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion, Gain (Loss) in OCI	$ 0.4	(0.4)	0.1
Effective Portion, Gain (Loss) Reclassified to Operations		$ (0.2)	$ 0.1